Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 3,525,221	$ 112,376	$ (5,641,792)	$ 980,313
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$31.430	US$1=NT$31.430	US$1=NT$32.785	US$1=NT$30.705
Net Foreign Exchange Gain (Loss)	$ 125,528	$ 4,002	$ (937,503)	$ 162,827
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 4,304,036	$ 137,202	$ (4,826,783)	$ 822,098
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.4716	RMB1=NT$4.4716	RMB1=NT$4.5608	RMB1=NT$4.3352
Net Foreign Exchange Gain (Loss)	$ (904,343)	$ (28,828)	$ 122,494	$ (4,612)